APPLICATION OF NEW AND AMENDMENTS TO INTERNATIONAL FINANCIAL REPORTING STANDARDS - Summary of Impact of Adopting IFRS 16 on Consolidated Statements of Financial Position (Details) - USD ($)
$ in Thousands
	Jan. 01, 2019	Dec. 31, 2019	Dec. 31, 2018
Lease Liabilities
Lease liabilities recognized at January 1, 2019		$ 48,604	$ 34,377
Right-of-use assets
Right-of-use assets recognized at January 1, 2019		$ 48,553	$ 34,743
Application of IFRS 16
Lease Liabilities
Operating lease commitments as at December 31, 2018	$ 47,779
(Less) Short-term leases recognized as an expense on a straight-line basis	(28)
(Less) Leases of commitment of Uruguay which out of control in January 2019 (Note 32)	(3,670)
(Less) Lease contracts commenced on or after January 1, 2019	(1,275)
Discounts using the Company's incremental borrowing rate	(8,429)
Lease liabilities recognized at January 1, 2019	34,377
Right-of-use assets
Trade and other receivable	491
Trade and other Payable	(125)
Right-of-use assets recognized at January 1, 2019	$ 34,743